Customers' refundable fees (Tables)	6 Months Ended
Jun. 30, 2023
Customers' refundable fees
Schedule of Customers' refundable fees

	As of
	December 31,	As of June 30,
	2022	2023
	RMB	RMB
Balance at the beginning of the year/period	30,997	30,747
Cash received from customers	42,298	5,467
Cash refunded to customers	(46,554)	(6,235)
Revenue recognized	4,006	1,538
Balance at the end of the year/period	30,747	31,517